Related Party Transactions - Schedule of Related Parties (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total Liabilities		$ 693,120
Total Liabilities (+)Add
Total Liabilities (+) Interest
Total Liabilities Payments
Total Assets		134,071	$ 80,899
Total Assets (+) Interest
Total Assets Payments
D.S.B [Member]
Related Party Transaction [Line Items]
Total Liabilities	133,738	115,408	118,593
Total Liabilities (+)Add
Total Liabilities (+) Interest	23,030	1,924
Total Liabilities Payments
E.S.B [Member]
Related Party Transaction [Line Items]
Total Liabilities	60,248	54,307	42,187
Total Liabilities (+)Add
Total Liabilities (+) Interest	5,941	3,848
Total Liabilities Payments
P.B [Member]
Related Party Transaction [Line Items]
Total Liabilities	109,298	93,015	51,860
Total Liabilities (+)Add
Total Liabilities (+) Interest	16,283
Total Liabilities Payments
Total Assets	136,678	134,071	80,899
Total Assets (+)Add
Total Assets (+) Interest	2,607
Total Assets Payments
Shareholders [Member]
Related Party Transaction [Line Items]
Total Liabilities	432,849	430,390	302,890
Total Liabilities (+)Add
Total Liabilities (+) Interest	2,459	20,384
Total Liabilities Payments
Related Party [Member]
Related Party Transaction [Line Items]
Total Liabilities		693,120	$ 536,543
Total Liabilities (+) Interest		26,156
Total Liabilities Payments		21,013
Total Assets	136,678	134,071
Total Assets (+)Add
Total Assets (+) Interest	$ 2,607
Total Assets Payments